LEASES - Other information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of lease liabilities:	¥ 101,635		¥ 143,602	¥ 123,263
Right-of-use assets obtained in exchange for new lease liabilities:	¥ 154,891	$ 21,220	¥ 132,001	¥ 80,403
Weighted average remaining lease term	3 years 4 months 17 days	3 years 4 months 17 days	3 years 5 months 23 days
Weighted average discount rate	5.48%	5.48%	5.58%